Condensed Consolidated Statement of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Revenue
Patient service revenue, net	$ 566,320	$ 516,798	$ 1,211,959	$ 992,916	$ 2,103,579	$ 1,945,664
Operating Expenses
Salaries and benefits	618,143	495,131	1,178,999	963,005	2,022,445	1,559,725
General and administrative	552,583	498,378	1,127,411	888,404	1,848,866	1,543,866
Depreciation and amortization	6,029	5,859	12,058	11,567	23,606	16,461
Total Operating Expenses	1,176,755	999,368	2,318,468	1,862,976	3,894,917	3,120,052
(Loss) income from operations	(610,435)	(482,570)	(1,106,509)	(870,060)	(1,791,338)	(1,174,388)
Other Income (Expenses)
Gain (loss) on extinguishment of debt	16,864		(308,359)		(290,581)
Change in fair value of debt	(25,452)		(83,398)
Financing cost	(248,443)		(440,505)		(72,956)
Amortization of original issue and debt discounts on notes payable and convertible notes	(244,563)	(58,524)	(399,398)	(130,568)	(330,435)	(208,626)
Proceeds from settlement of lawsuit						43,236
Change in fair value of derivative financial instrument	52,786		38,165		3,967
Interest expense	(51,006)	(20,210)	(91,353)	(37,797)	(99,668)	(36,628)
Total other expenses	(499,814)	(78,734)	(1,284,848)	(168,365)	(789,673)	(202,018)
Net loss before provision for income taxes	(1,110,249)	(561,304)	(2,391,357)	(1,038,425)	(2,581,011)	(1,376,406)
Provision for income taxes
Net loss	$ (1,110,249)	$ (561,304)	$ (2,391,357)	$ (1,038,425)	$ (2,581,011)	$ (1,376,406)
Net loss per share, basic and diluted:
Basic	$ (0.01)	$ (0.01)	$ (0.03)	$ (0.02)	$ (0.04)	$ (0.02)
Fully diluted	$ (0.01)	$ (0.01)	$ (0.03)	$ (0.02)	$ (0.04)	$ (0.02)
Weighted average number of common shares:
Basic	75,871,643	69,411,880	74,397,741	68,028,225	69,560,481	60,034,482
Fully diluted	75,871,643	69,411,880	74,397,741	68,028,225	69,560,481	60,034,482